Offerings - Offering: 1	Mar. 12, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Ordinary shares, par value US$0.02 per share
Amount Registered | shares	30,344,840
Proposed Maximum Offering Price per Unit	42.00
Maximum Aggregate Offering Price	$ 1,274,483,280.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 176,006.14
Offering Note	Represents deferred payment of the registration fees (in reliance upon Rules 456(b) and 457(r) of the Securities Act) in connection with the registrant's Registration Statement on Form F-3 (Registration No. 333-279625) being paid with the filing of this prospectus supplement.